Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Income tax, description	The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.
Effective income tax rate	(8.20%)	(7.30%)
Operating Loss Carryforwards	$ 1,846,032	$ 210,152
Accrued valuation allowance	$ 1,401,891	$ 786,627
PRC [Member]
Income Taxes (Details) [Line Items]
Effective income tax rate	25.00%